Consolidated Statements of Stockholders' Equity - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at May. 13, 2015	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at May. 13, 2015		0	0
Issuance of common stock	200,000	$ 0	$ 20	199,980	0
Issuance of common stock (in shares)		0	20,000
Net loss	(6,185)	$ 0	$ 0	0	(6,185)
Balance at Dec. 31, 2015	193,815	$ 0	$ 20	199,980	(6,185)
Balance (in shares) at Dec. 31, 2015		0	20,000
Issuance of common stock	24,377,178	$ 0	$ 2,438	24,374,740	0
Issuance of common stock (in shares)		0	2,437,718
Distributions declared	(171,161)	$ 0	$ 0	0	(171,161)
Stock compensation	98,000	$ 0	$ 10	97,990	0
Stock compensation (in shares)		0	9,800
Redemptions of common stock	(83,843)	$ 0	$ (10)	(83,833)	0
Redemptions of common stock ( In shares)		0	(8,637)
Offering costs	(731,315)	$ 0	$ 0	(731,315)	0
Net loss	(1,237,441)	0	0	0	(1,237,441)
Transfers to redeemable common stock	(214,127)	0	0	(214,127)	0
Balance at Dec. 31, 2016	$ 22,231,106	$ 0	$ 2,458	$ 23,643,435	$ (1,414,787)
Balance (in shares) at Dec. 31, 2016		0	2,458,881